Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 923,158	$ 121,618	$ 224,920
Cost of revenues	(401,785)	(17,113)	(50,155)
Gross profits	521,373	104,505	174,765
Identifiable operating expenses	(4,249,255)
Segment loss	(3,727,882)
Un-allocable expenses	(1,523,687)
Operating loss	(5,251,569)
Other income, net	40,758
Goodwill written-off	(259,520)
Share in associate's profit / (loss)	1,573
Loss before income tax	(5,263,043)	(6,013,120)	(2,251,716)
Income tax expense
Net loss	(5,468,758)	$ (5,969,001)	$ (1,980,785)
Healthcare Products and Services [Member]
Revenues	323,883
Cost of revenues	(31,373)
Gross profits	292,510
Identifiable operating expenses	(3,902,731)
Segment loss	(3,610,221)
Wine Distribution [Member]
Revenues	599,275
Cost of revenues	(370,412)
Gross profits	228,863
Identifiable operating expenses	(346,524)
Segment loss	$ (54,969)